Asset Acquisition (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Nov. 25, 2024
Asset Acquisition (Details) [Line Items]
Additional paid-in capital (in Dollars)	$ 28,779,967	$ 14,414,905
Non-controlling interests (in Dollars)		$ 1,253,702
TOYO Solar LLC [Member]
Asset Acquisition (Details) [Line Items]
Percentage of equity interest			24.99%
TOYO Texas [Member]
Asset Acquisition (Details) [Line Items]
Percentage of equity interest			24.99%
TOYO USA Holding [Member]
Asset Acquisition (Details) [Line Items]
Additional paid-in capital (in Dollars)	940,402
Solar Plus Technology, Inc. [Member]
Asset Acquisition (Details) [Line Items]
Non-controlling interests (in Dollars)	$ 313,300
Solar Texas [Member] | TOYO Solar LLC [Member]
Asset Acquisition (Details) [Line Items]
Percentage of equity interest			75.01%
Asset Acquisition [Member]
Asset Acquisition (Details) [Line Items]
Acquisition closing date	Nov. 25, 2024